OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Other Assets1 [Abstract]
OTHER ASSETS	OTHER ASSETS
13.1.Accounting policies
Recorded at their cost and presented at their carrying amount, net of any allowance for losses when applicable. These amounts are classified as current or non‑current according to their expected realization.
13.2.Composition of other assets

	December 31,
Description	2025	2024

Insurance	135,307	97,683
Maintenance	523,068	737,297
Commissions	103,831	126,942
Vendor credits	58,586	66,976
Others	134,977	232,855
Total (a)	955,769	1,261,753

Current	508,289	850,052
Non-current	447,480	411,701

(a) The reduction refers mainly to the renegotiation of contracts with maintenance suppliers and the allocation of fundraising costs to “Loans and financing.”
The Company renegotiated several lease agreements directly with the counterparties as part of the Chapter 11 process. As a result of the formal approval of the Plan, and based on the best expectations and information available, credits recognized in 2025 were offset against amounts payable to those same lessors, totaling R$330,144.